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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F/A

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [X]; Amendment Number: 1
   This Amendment (Check only one.): [X] is a restatement
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name of Institutional Investment Manager: Salzman & Co., Inc.
Business Address:                         411 West Putnam Avenue
                                          Greenwich, CT 06830

Form 13F File Number: 28-12184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen B. Salzman
Title: CEO/President
Phone: 203-302-2701

Signature, Place, and Date of Signing:


/s/ Stephen B. Salzman                  Greenwich, CT            October 9, 2009

Original filing contained a typographical error listing the wrong CUSIP and company name for a holding listed on the Information Table. No other changes were made.

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

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                                13F Summary Page

Salzman & Co., Inc.
28-12184
Report for Period Ended 03/31/2009

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         23
Form 13F Information Table Value Total:   $297,724
                                        (thousands)

List of Other Included Managers:

NONE

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                           FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7      COLUMN 8
             --------              --------------- --------- -------- ------------------- --------- -------- -----------------
                                                                                                              VOTING AUTHORITY
                                       TITLE OF                VALUE  SHARES / SH / PUT / INVESTMNT   OTHER  -----------------
          NAME OF ISSUER                CLASS        CUSIP   (x$1000)  PRN AMT  PRN  CALL  DISCRETN   MGRS     SOLE  SHRD NONE
          --------------           --------------- --------- -------- -------- ---- ----- --------- -------- ------- ---- ----
INGERSOLL-RAND COMPANY LTD               CL A      G4776G101  15467    1120800  SH           SOLE            1120800
ABB LTD                             SPONSORED ADR  000375204  11718     840600  SH           SOLE             840600
BROADRIDGE FINL SOLUTIONS INC            COM       11133T103   3621     194555  SH           SOLE             194555
BURLINGTON NORTHN SANTA FE CORP          COM       12189T104   9931     165100  SH           SOLE             165100
CSX CORP                                 COM       126408103  13184     510000  SH           SOLE             510000
CORPORATE EXECUTIVE BRD CO               COM       21988R102   1159      79907  SH           SOLE              79907
DST SYS INC DEL                          COM       233326107   1001      28900  SH           SOLE              28900
EATON CORP                               COM       278058102  18975     514790  SH           SOLE             514790
EMERSON ELEC CO                          COM       291011104  17245     603380  SH           SOLE             603380
EXPEDITORS INTL WASH INC                 COM       302130109   3004     106196  SH           SOLE             106196
FREEPORT-MCMORAN COPPER & GOLD INC       COM       35671D857  16909     443700  SH           SOLE             443700

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
GOODRICH CORP                            COM       382388106  17554     463300  SH           SOLE             463300
JACOBS ENGR GROUP INC DEL                COM       469814107  15843     409800  SH           SOLE             409800
KINDER MORGAN MANAGEMENT LLC             SHS       49455U100   1618      39684  SH           SOLE              39684
MONSANTO CO NEW                          COM       61166W101  22512     270900  SH           SOLE             270900
OIL SVC HOLDERS TR                 DEPOSITORY RCPT 678002106  28430     383100  SH           SOLE             383100
POSCO                               SPONSORED ADR  693483109  11856     177400  SH           SOLE             177400
PACCAR INC                               COM       693718108   5402     209700  SH           SOLE             209700
PETROLEO BRASILEIRO SA PETRO        SPONSORED ADR  71654V408  11064     363100  SH           SOLE             363100
PRECISION CASTPARTS CORP                 COM       740189105  26934     449656  SH           SOLE             449656
SCHLUMBERGER LTD                         COM       806857108  16874     415400  SH           SOLE             415400
UNION PAC CORP                           COM       907818108  18886     459400  SH           SOLE             459400
VISA INC                             COM CL A      92826C839   8540     153600  SH           SOLE             153600